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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2009
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                January 4, 2010
 ------------------------ ----------------------------- ---------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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SCHEDULE 13F WORKSHEET                                          As of 12/31/2009

                                                                Units Held Today

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.

Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                                        Voting Authority
                                                                  Market               Investment ----------------------------
                                                                  Value        Units     Powers      Full    Partial    None
                                     ------------ ---------- -------------- ---------- ---------- --------- --------- --------
AT&T INC.                            Common Stock 00206R102  $ 1,931,855.64  68,921.00    FULL    66,417.00     0.00  2,504.00
AT&T INC.                            Common Stock 00206R102  $   266,425.17   9,505.00   PARTIAL   8,399.00 1,106.00      0.00
ABBOTT LABS                          Common Stock 002824100  $ 1,536,663.38  28,462.00    FULL    26,787.00     0.00  1,675.00
ABBOTT LABS                          Common Stock 002824100  $   395,152.81   7,319.00   PARTIAL   7,279.00    40.00      0.00
AIR PRODS & CHEMS INC                Common Stock 009158106  $   235,074.00   2,900.00    FULL     2,900.00     0.00      0.00
APPLE COMPUTER INC                   Common Stock 037833100  $   539,895.39   2,562.00    FULL     2,362.00     0.00    200.00
AUTOMATIC DATA PROCESSING INC        Common Stock 053015103  $ 1,061,893.18  24,799.00    FULL    23,774.00     0.00  1,025.00
AUTOMATIC DATA PROCESSING INC        Common Stock 053015103  $   257,776.40   6,020.00   PARTIAL   5,985.00    35.00      0.00
BB&T CORP                            Common Stock 054937107  $   618,343.01  24,373.00    FULL    23,733.00     0.00    640.00
B P  P L C SPONS A D R               American     055622104  $   407,992.86   7,038.00    FULL     6,438.00     0.00    600.00
                                     Depository
                                     Receipts
BERKSHIRE HATHAWAY INC CL B          Common Stock 084670207  $   653,835.00     195.00    FULL       182.00     0.00     13.00
CHEVRON CORPORATION                  Common Stock 166764100  $ 1,108,425.03  14,397.00    FULL    13,123.00     0.00  1,274.00
CHEVRON CORPORATION                  Common Stock 166764100  $   213,647.25   2,775.00   PARTIAL   2,665.00   110.00      0.00
CHUBB CORP                           Common Stock 171232101  $   425,997.16   8,662.00    FULL     8,012.00     0.00    650.00
CISCO SYS INC                        Common Stock 17275R102  $   729,978.48  31,012.00    FULL    28,842.00   350.00  1,820.00
CISCO SYS INC                        Common Stock 17275R102  $   290,176.74  12,121.00   PARTIAL  11,311.00   810.00      0.00
COMPASS MINERALS INTERNATIONAL INC   Common Stock 20451N101  $   409,052.72   6,088.00    FULL     5,618.00     0.00    470.00
DANAHER CORP                         Common Stock 235851102  $   234,473.60   3,118.00    FULL     2,968.00     0.00    150.00
DANVERS BANCORP, INC.                Common Stock 236442109  $   174,780.45  13,455.00    FULL         0.00     0.00 13,455.00
DOMINION RESOURCES INC               Common Stock 25746U109  $   241,965.64   6,217.00    FULL     5,371.00     0.00    846.00
EMERSON ELEC CO                      Common Stock 291011104  $   333,472.80   7,828.00    FULL     7,728.00     0.00    100.00
EMERSON ELEC CO                      Common Stock 291011104  $   202,989.00   4,765.00   PARTIAL   4,765.00     0.00      0.00
EXPEDITORS INTL WASH INC             Common Stock 302130109  $   550,478.64  15,832.00    FULL    15,097.00     0.00    735.00
EXXON MOBIL CORP                     Common Stock 30231G102  $ 2,704,006.26  39,654.00    FULL    38,627.00     0.00  1,027.00
EXXON MOBIL CORP                     Common Stock 30231G102  $   885,443.28  12,984.94   PARTIAL   9,828.94 2,756.00    400.00
F P L GROUP INC                      Common Stock 302571104  $   304,137.56   5,758.00    FULL     5,054.00   100.00    604.00
FASTENAL COMPANY                     Common Stock 311900104  $   408,988.08   9,822.00    FULL     9,072.00     0.00    750.00
GENERAL ELEC CO                      Common Stock 369604103  $ 1,106,260.21  73,117.00    FULL    69,275.00     0.00  3,842.00
GENERAL ELEC CO                      Common Stock 369604103  $   408,479.74  26,998.00   PARTIAL  25,878.00 1,020.00    100.00
GENERAL MILLS INC                    Common Stock 370334104  $   433,357.20   6,120.00    FULL     5,820.00     0.00    300.00
GOOGLE INC CL A                      Common Stock 38259P508  $   334,169.22     539.00    FULL       519.00     0.00     20.00
HEWLETT PACKARD CO                   Common Stock 428236103  $   210,315.34   4,083.00    FULL     3,108.00     0.00    975.00
INTERNATIONAL BUSINESS MACHINES CORP Common Stock 459200101  $   265,072.50   2,025.00    FULL     2,025.00     0.00      0.00
J P MORGAN CHASE & CO                Common Stock 46625H100  $   631,383.84  15,152.00    FULL    14,652.00     0.00    500.00
JACOBS ENGR GROUP INC                Common Stock 469814107  $   300,466.29   7,989.00    FULL     7,579.00     0.00    410.00
JOHNSON & JOHNSON                    Common Stock 478160104  $ 1,098,641.37  17,057.00    FULL    15,101.00     0.00  1,956.00
JOHNSON & JOHNSON                    Common Stock 478160104  $   263,565.72   4,092.00   PARTIAL   3,352.00   740.00      0.00
KELLOGG CO                           Common Stock 487836108  $   236,740.00   4,450.00    FULL     4,300.00     0.00    150.00
LOWES COS INC                        Common Stock 548661107  $   474,466.15  20,285.00    FULL    19,125.00     0.00  1,160.00
MASTERCARD INC.                      Common Stock 57636Q104  $   280,298.10   1,095.00    FULL       980.00     0.00    115.00
MC DONALDS CORP                      Common Stock 580135101  $   802,978.40  12,860.00    FULL    12,540.00     0.00    320.00
MICROSOFT CORP                       Common Stock 594918104  $ 1,428,140.40  46,855.00    FULL    45,751.00   250.00    854.00
MICROSOFT CORP                       Common Stock 594918104  $   472,500.96  15,502.00   PARTIAL  14,917.00   385.00    200.00
NIKE INC                             Common Stock 654106103  $   730,073.50  11,050.00    FULL    10,070.00   200.00    780.00
NIKE INC                             Common Stock 654106103  $   214,132.87   3,241.00   PARTIAL   3,141.00   100.00      0.00
NOVARTIS A G  A D R                  American     66987V109  $   657,514.40  12,080.00    FULL    11,250.00     0.00    830.00
                                     Depository
                                     Receipts
PEPSICO INC                          Common Stock 713448108  $ 1,402,230.40  23,063.00    FULL    21,988.00     0.00  1,075.00
PEPSICO INC                          Common Stock 713448108  $   281,808.00   4,635.00   PARTIAL   4,635.00     0.00      0.00
PROCTER & GAMBLE CO                  Common Stock 742718109  $ 1,182,254.69  19,499.50    FULL    18,634.50     0.00    865.00
ROCKPORT NATL BANCORP INC            Common Stock 773871108  $   731,377.60  13,240.00    FULL    13,240.00     0.00      0.00
SELECT SECTOR SPDR-MATERIALS         Common Stock 81369Y100  $   572,970.32  17,368.00    FULL    15,383.00   100.00  1,885.00
ENERGY SELECT SECTOR SPDR            Common Stock 81369Y506  $   211,792.15   3,715.00    FULL     3,475.00     0.00    240.00
SELECT SECTOR SPDR-FINANCIAL         Common Stock 81369Y605  $ 1,121,529.60  77,884.00    FULL    71,144.00   250.00  6,490.00
SELECT SECTOR SPDR-FINANCIAL         Common Stock 81369Y605  $   286,704.00  19,910.00   PARTIAL  19,710.00   200.00      0.00
SELECT SECTOR SPDR-TECHNOLOGY        Common Stock 81369Y803  $   285,019.90  12,430.00    FULL     7,615.00     0.00  4,815.00
UTILITIES SELECT SECTOR SPDR FUND    Common Stock 81369Y886  $   669,566.70  21,585.00    FULL    21,085.00     0.00    500.00
TEVA PHARMACEUTICAL INDS LTD ADR     American     881624209  $   850,902.28  15,146.00    FULL    13,616.00     0.00  1,530.00
                                     Depository
                                     Receipts
3M CO                                Common Stock 88579Y101  $   450,055.48   5,444.00    FULL     5,174.00     0.00    270.00
3M CO                                Common Stock 88579Y101  $   334,234.81   4,043.00   PARTIAL   3,643.00   200.00    200.00
UNITED TECHNOLOGIES CORP             Common Stock 913017109  $   206,425.34   2,974.00    FULL     2,974.00     0.00      0.00
VERIZON COMMUNICATIONS INC           Common Stock 92343V104  $   653,688.07  19,731.00    FULL    19,137.00     0.00    594.00
VERIZON COMMUNICATIONS INC           Common Stock 92343V104  $   308,473.44   9,311.00   PARTIAL   8,161.00   906.00    244.00
WAL MART STORES INC                  Common Stock 931142103  $   576,137.55  10,959.00    FULL    10,429.00     0.00    530.00
ACCENTURE LTD                        Common Stock G1151C101  $   589,881.00  14,214.00    FULL    13,314.00     0.00    900.00

                                                 GRAND TOTAL $38,186,527.07 956,324.44